Schedule II (Tax Valuation Allowance) (Details) (Valuation Allowance of Deferred Tax Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets
Tax Valuation Allowance Rollforward
Balance at beginning of period	$ 104,276	$ 202,943	$ 244,915
U.S. net deferred tax assets	41,052	0	0
Valuation allowance	88,554	0	0
Foreign net deferred tax assets	14,937	1,031	0
Prior year U.S. NOL adjustments	387	773	558
Total additions	144,930	1,804	558
U.S. net deferred tax assets	0	5,368	13,876
Valuation allowance release	0	86,980	0
Foreign net deferred tax assets	0	0	18,529
Prior year foreign NOL adjustments	2,781	8,123	10,125
Total deductions	2,781	100,471	42,530
Balance at end of period	$ 246,425	$ 104,276	$ 202,943